Oct. 09, 2020
Direxion Daily Latin America Bull 3X Shares
Direxion Daily Latin America Bull 3X Shares
DIREXION SHARES ETF TRUST

Direxion Daily Latin America Bull 3X Shares (LBJ)

Supplement dated October 9, 2020 to the
Summary Prospectuses and Prospectus

each dated February 28, 2020, as last supplemented

Effective after market close on October 29, 2020, the Board of Trustees of Direxion Shares ETF Trust (“Trust”), based upon the recommendation of Rafferty Asset Management, LLC, the adviser for the Funds, each a series of the Trust, has approved the below revisions to the Funds’ names, investment objectives, and investment strategies. During the transition period leading up to the changes noted below, some, or all, of the Funds may not achieve their current investment objectives of seeking daily leveraged investment results, before fees and expenses, of 300% of the performance of their underlying index.

* * * IMPORTANT NOTICE REGARDING CHANGE OF INVESTMENT POLICY * * *

Effective after market close on October 29, 2020, each of the Funds’ names will be changed as follows:

Current Fund Name	New Fund Name
Direxion Daily MSCI India Bull 3X Shares	Direxion Daily MSCI India Bull 2X Shares
Direxion Daily Latin America Bull 3X Shares	Direxion Daily Latin America Bull 2X Shares
Direxion Daily Robotics, Artificial Intelligence, & Automation Index Bull 3X Shares	Direxion Daily Robotics, Artificial Intelligence, & Automation Index Bull 2X Shares

Effective after market close on October 29, 2020, each Fund’s investment objective will be changed to seek daily leveraged investment results, before fees and expenses, of 200% of the daily performance of the Fund’s underlying index, as shown below:

Fund	Underlying Index	New Daily Leveraged Investment Objective
Direxion Daily MSCI India Bull 2X Shares	MSCI India Index	200%
Direxion Daily Latin America Bull 2X Shares	S&P Latin America 40 Index	200%
Direxion Daily Robotics, Artificial Intelligence, & Automation Index Bull 2X Shares	Indxx Global Robotics and Artificial Intelligence Thematic Index	200%

In connection with these changes, any and all references to 300% will be replaced with 200%.

Principal Risk Changes
Any and all references to 300% or -300% in the Principal Investment Risks sections of the Summary Prospectuses and in the Additional Information Regarding Principal Risks section in the Statutory Prospectus are replaced with 200% or -200%, respectively. Additionally, the following risks are revised in their entirety as follows:

Effects of Compounding and Market Volatility Risk

Each Fund has a daily leveraged investment objective and a Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from underlying index’s performance times the stated multiple in a Fund’s investment objective, before fees and expenses. Compounding affects all investments, but has a more significant impact on leveraged funds, particularly during periods of higher index volatility. A Fund does not attempt to, and should not be expected to, provide returns, before fees and expenses, which are 200% of the performance of its underlying index for periods other than one trading day. The impact of compounding will affect each shareholder differently depending on the period of time an investment in a Fund is held and the volatility of its underlying index during the period an investment in a Fund is held. The effect of compounding becomes more pronounced as volatility and a shareholder’s holding period increase.

Over time, the cumulative percentage increase or decrease in the value of a Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in 200% of the return of a Fund's underlying index due to the compounding effect of losses and gains on the returns of a Fund. It also is expected that a Fund's use of leverage will cause a Fund to underperform the return of 200% of its underlying index in a trendless or flat market.

The chart below provides examples of how index volatility could affect a Fund’s performance. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the index. Fund performance for periods greater than one one single day can be estimated given any set of assumptions for the following factors: a) index volatility; b) index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in its underlying index. The chart below illustrates the impact of two principal factors – index volatility and index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of index volatility and index performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in its underlying index; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure for the Bull Funds)

of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be worse than those shown.

As shown below, a Fund would be expected to lose 6.1% if its underlying index provided no return over a one year period during which its underlying index experienced annualized volatility of 25%. If its underlying index’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period for a Fund widens to approximately 43%.

At higher ranges of volatility, there is a chance of a significant loss of value in a Fund. For instance, if an underlying index’s annualized volatility is 100%, a Fund would be expected to lose approximately 63.2% of its value, even if the cumulative return of its underlying index for the year was 0%. The volatility of ETFs or instruments that reflect the value of the underlying index, such as swaps, may differ from the volatility of a Fund's underlying index.

Bull Fund

One Year Index	200% One Year Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Leverage Risk

To achieve its daily investment objective, each Fund employs leverage and is exposed to the risk that adverse daily performance of a Fund's underlying index will be magnified. This means that, if a Fund's underlying index experiences an adverse daily performance, an investment in the Fund will be reduced by an amount equal to 2% for every 1% of adverse performance, not including the costs of financing leverage and other operating expenses, which would further reduce its value.

A Fund could theoretically lose an amount greater than its net assets if its underlying index moves more than 50% in a direction adverse to the Fund (meaning a decline in the value of the underlying index of a Bull Fund). Leverage will also have the effect of magnifying any differences in a Fund’s correlation with the underlying index.

To fully understand the risks of using leverage in a Fund, see “Effects of Compounding and Market Volatility Risk” above.

Gain Limitation Risk

Rafferty will attempt to position each Fund’s portfolio to ensure that a Fund does not gain or lose more than 90% of its NAV on a given day. As a consequence, a Fund’s portfolio should not be responsive to underlying index movements of more than 45% in a given day. For example, for a Bull Fund, if its underlying index were to gain 50%, its gains should be limited to a daily gain of 90% (i.e. 200% of 45%) rather than 100% (i.e. is 200% of 50%).

Please retain this Supplement with your Summary Prospectus and Prospectus.